Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	June 30, 2026		December 31, 2025
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$95,255	$95,255	$88,983	$88,983
Current derivative assets:
Interest rate swap contracts	2,133	2,133	2,276	2,276
Non-current derivative assets:
Interest rate swap contracts	2,250	2,250	1,908	1,908
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	—	—	247	247
Non-current derivative liabilities:
Interest rate swap contracts	161	161	909	909
Long-term debt, current and non-current	905,915	889,741	959,633	941,525
Non-recurring:
Non-current asset:
Vessel	$—	$—	$59,498	$59,498

Schedule of assets and liabilities measured at fair value on recurring and non-recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2026	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$95,255	$95,255	$—	$—
Current derivative assets:
Interest rate swap contracts	2,133	—	2,133	—
Non-current derivative assets:
Interest rate swap contracts	2,250	—	2,250	—
Financial liabilities:
Non-current derivative liabilities:
Interest rate swap contracts	161		161
Long-term debt, current and non-current	$905,915	$—	$889,741	$—

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2025	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$88,983	$88,983	$—	$—
Current derivative assets:
Interest rate swap contracts	2,276	—	2,276	—
Non-current derivative assets:
Interest rate swap contracts	1,908	—	1,908	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	247	—	247	—
Non-current derivative liabilities:
Interest rate swap contracts	909		909
Long-term debt, current and non-current	$959,633	$—	$941,525	$—
Non-recurring:
Non-current asset:
Vessel	$59,498	$—	$—	$59,498